Debt Instruments - Breakdown by type of instrument (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments
Financial assets	€ 163,853	€ 176,554	€ 184,596
Debt instruments
Debt Instruments
Financial assets	163,853	176,554	184,596
Private fixed income
Debt Instruments
Financial assets	40,239	35,587	35,108
Private fixed income | Floating interest rate
Debt Instruments
Financial assets	8,081	7,829	10,348
Private fixed income | Fixed interest rate
Debt Instruments
Financial assets	20,048	16,353	12,878
Private fixed income | Securitized mortgage bonds
Debt Instruments
Financial assets	5,806	5,926	5,494
Private fixed income | Other asset back bonds
Debt Instruments
Financial assets	€ 6,304	€ 5,479	€ 6,388